Other Long-term Assets	12 Months Ended
Dec. 31, 2014
Other Long-term Assets
Other Long-term Assets

10.Other Long-term Assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2013	2014
	RMB	RMB
Investments in associated companies	227,656	207,492
Equity investments	38,473	169,986
Copyrights, licenses and domain names	12,533	108,102
Staff housing loans	58,766	63,006
Non-current deposits	3,198	8,479
Others	1,472	12,051
	342,098	569,116

(a)Investments in associated companies

The Company recorded equity share of profits of RMB0.8 million for the year ended December 31, 2012, equity share of loss of RMB5.3 million for the year ended December 31, 2013, and equity share of loss of RMB33.6 million for the year ended December 31, 2014, which was included in “investment income, net” in the consolidated statements of comprehensive income.  The Company received cash dividends for each of the years ended December 31, 2012, 2013 and 2014 of nil, nil and RMB15.3 million, respectively.

(1)In August 2008, the Company acquired a 38.5% equity interest in SunEase, Inc., a provider of e-mail integration solution and corporate email post office operation services, sales of domain names and search engine marketing, for a consideration of approximately RMB31.0 million in cash. The investment was accounted for under the equity method of accounting with allocation of the purchase price to tangible assets, intangible assets, goodwill and liabilities.

The intangible assets consisted of trade name, customer contracts and relationships and technology, amounting to RMB6.7 million in total, which were fully amortized as of December 31, 2012. Amortization expense of the above-mentioned intangible assets was approximately RMB3.4 million, nil and nil for the years ended December 31, 2012, 2013 and 2014, respectively.

(2)In August 2013, the Company established a joint venture with China Telecom Corp. Ltd. (“China Telecom”), Hangzhou Yixin Technology Co., Ltd. (“Yixin”) to launch “YiChat”, a proprietary social instant messaging application for smart phones. The Company contributed RMB200 million cash in exchange for a 27% percent equity interest in Yixin.

The investment was accounted for under the equity method of accounting with allocation of the investment cost as follows (in thousands):

RMB
Tangible assets	58,320
Intangible assets	15,876
Goodwill	129,773
Deferred tax liabilities	(3,969)
200,000

The above intangible assets consisted of non-compete agreement, customer base and an exclusivity arrangement at RMB5.9 million, RMB7.8 million and RMB2.1 million, respectively. Amortization expense of the above-mentioned intangible assets was approximately RMB1.1 million and RMB3.2 million for the years ended December 31, 2013 and 2014, respectively.

(3)In September 2014, the Company established a joint venture with several individuals to launch an e-commerce related business. The Company contributed RMB20 million cash in exchange for a 40% percent equity interest.

(b)Equity investments

Equity investments represent investments in privately held companies.  The Company carries the investment at cost as the Company does not have significant influence and the investments do not have readily determinable fair value, As at December 31, 2014, an impairment provision of RMB24.0 million related to one of the equity investments was recognized as “investment income, net” in the consolidated statements of comprehensive income as the Company determined that the decline in its fair value is determined to be other-than-temporary. No other impairment provision was recorded in the consolidated statements of comprehensive income.

(c)Staff housing loans

The Company made housing loans to its employees (excluding executive officers) for house purchases via a third-party commercial bank in China. Each individual staff housing loan is secured either by the property for which the loan is extended or by approved personal guarantees for the loan amount granted. The repayment term is five years from the date of drawdown. The interest rate is fixed varying from 3.0% to 3.5% per annum for the years ended December 31, 2013 and 2014, respectively. The outstanding portion of the staff housing loans repayable within 12 months as of December 31, 2013 and 2014 amounted to approximately RMB19.2 million and RMB24.7 million, respectively, and are reported under prepayments and other current assets in the consolidated balance sheets (see Note 5).